OPERATING REVENUES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disaggregation of Revenue [Line Items]
Lease	$ 590,877
Non-lease	208,027
Total revenues	798,904	$ 431,683
Time charter revenues
Disaggregation of Revenue [Line Items]
Lease	76,534
Non-lease	0
Total revenues	76,534	19,404
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Lease	514,343
Non-lease	194,185
Total revenues	708,528	395,445
Other income
Disaggregation of Revenue [Line Items]
Lease	0
Non-lease	13,842
Total revenues	$ 13,842	$ 16,350